FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Cash flow hedges $ in Thousands, pound in Millions, gal in Millions	Dec. 28, 2025 USD ($) gal pound	Dec. 29, 2024 USD ($) gal pound
Commodity risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ (8,788)	$ (8,363)
Commodity risk | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	448.6	382.2
Financial assets, fair value	$ (8,470)	$ (7,935)
Commodity risk | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | gal	2.6	3.4
Financial assets, fair value	$ (318)	$ (428)
Foreign currency risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,278	4,383
Financial liabilities, carrying value	(2,974)	(1,784)
Accounts payable and accrued liabilities(1) | Commodity risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(9,299)	(9,972)
Accounts payable and accrued liabilities(1) | Commodity risk | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(8,947)	(9,519)
Accounts payable and accrued liabilities(1) | Commodity risk | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(352)	(453)
Financial assets included in prepaid expenses, deposits and other current assets | Commodity risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	511	1,609
Financial assets included in prepaid expenses, deposits and other current assets | Commodity risk | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	477	1,584
Financial assets included in prepaid expenses, deposits and other current assets | Commodity risk | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 34	$ 25